Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [Line Items]
Changes on initial application of IFRS 9	$ 24
Increase in right-of-use assets		$ 587	$ 604		$ 606
Lease liabilities		$ 145	$ 147	$ 141	$ 135
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				3.90%
Bank loans [Member]
Disclosure of significant accounting policies [Line Items]
Changes on initial application of IFRS 9	(24)
Computer software [member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		4 years
Gaming tax on gross gaming revenues [Member]
Disclosure of significant accounting policies [Line Items]
Gaming tax rates		35.00%
Additional tax on gross gaming revenues [Member]
Disclosure of significant accounting policies [Line Items]
Gaming tax rates		4.00%
Bottom of range [member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, investment property, cost model		3 years
Top of range [member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, investment property, cost model		50 years
Retained earnings
Disclosure of significant accounting policies [Line Items]
Changes on initial application of IFRS 9	$ 24